Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Depreciation and other	47,747		43,005		97,185		83,109
Amortization of intangible assets	1,877		624		3,894		1,311
Total expenses	483,899		462,440		1,010,723		952,339
Operating income	70,331		69,780		118,193		148,060
Other income (expense), net:
Income (loss) from equity method investments, net (Note 9)	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Total other income (expense), net	(22,627)		(8,130)		(35,126)		2,958
Income before income taxes	47,704		61,650		83,067		151,018
Income tax expense	(847)		(24,775)		(13,606)		(60,447)
Net income	46,857		36,875		69,461		90,571
Foreign currency translation adjustment	(242)	[2]	(862)	[2]	(2,156)	[2]	(135)	[2]
Comprehensive income	$ 46,615		$ 36,013		$ 67,305		$ 90,436
Earnings per share:
Basic earnings per share	$ 1.71		$ 1.20		$ 2.53		$ 2.95
Diluted earnings per share	$ 1.64		$ 1.11		$ 2.42		$ 2.75
Weighted average shares used in basic per share calculations	27,438		30,776		27,465		30,682
Weighted average shares used in diluted per share calculations	28,537		33,190		28,737		32,908

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.
[2]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.